Consolidated Statement of Comprehensive Income (Alternative) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Income and Comprehensive Income [Abstract]
Total comprehensive income	$ 18,227	$ 21,815	$ 14,668
Comprehensive income from noncontrolling interests	613	475	330
Wells Fargo comprehensive income	$ 17,614	$ 21,340	$ 14,338